Schedule of Investments (unaudited) June 30, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
BWX Technologies Inc.	60	$3,398
Curtiss-Wright Corp.	14	1,250
Spirit AeroSystems Holdings Inc., Class A(a)	657	15,729

		20,377

Agricultural & Farm Machinery — 0.4%
AGCO Corp.	400	22,184

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	174	13,756
Expeditors International of Washington Inc.	769	58,475

		72,231

Airlines — 1.0%
Delta Air Lines Inc.	1,186	33,267
United Airlines Holdings Inc.(b)	837	28,969

		62,236

Alternative Carriers — 0.3%
CenturyLink Inc.	1,938	19,438

Apparel Retail — 0.3%
Foot Locker Inc.	163	4,753
Gap Inc. (The)	850	10,727
L Brands Inc.	104	1,557

		17,037

Apparel, Accessories & Luxury Goods — 2.4%
Carter’s Inc.	161	12,993
Columbia Sportswear Co.	983	79,210
Ralph Lauren Corp.	773	56,058

		148,261

Application Software — 1.8%
Citrix Systems Inc.	725	107,235

Asset Management & Custody Banks — 1.6%
Ameriprise Financial Inc.	217	32,558
Legg Mason Inc.	972	48,357
State Street Corp.	245	15,570

		96,485

Biotechnology — 2.9%
AbbVie Inc.	1,147	112,613
Biogen Inc.(b)	60	16,053
Gilead Sciences Inc.	628	48,318

		176,984

Building Products — 1.9%
Lennox International Inc.	279	65,004
Masco Corp.	617	30,980
Trane Technologies PLC	202	17,974

		113,958

Commodity Chemicals — 0.2%
Cabot Corp.	292	10,819

Communications Equipment — 1.0%
Motorola Solutions Inc.	448	62,778

Computer & Electronics Retail — 0.9%
Best Buy Co. Inc.	589	51,402

Construction Machinery & Heavy Trucks — 0.1%
Oshkosh Corp.	80	5,730

Security	Shares	Value

Consumer Finance — 2.5%
Ally Financial Inc.	4,544	$90,108
Capital One Financial Corp.	238	14,896
Discover Financial Services	207	10,369
OneMain Holdings Inc.	1,319	32,368
Synchrony Financial	81	1,795

		149,536

Data Processing & Outsourced Services — 0.4%
Western Union Co. (The)	1,220	26,376

Department Stores — 0.4%
Kohl’s Corp.	1,170	24,301

Distillers & Vintners — 0.4%
Brown-Forman Corp., Class A	367	21,128

Diversified Banks — 0.2%
JPMorgan Chase & Co.	154	14,485

Diversified REITs — 0.3%
VEREIT Inc.	3,179	20,441

Diversified Support Services — 0.2%
IAA Inc.(b)	263	10,144

Drug Retail — 0.4%
Walgreens Boots Alliance Inc.	605	25,646

Electric Utilities — 4.1%
Duke Energy Corp.	48	3,835
Entergy Corp.	610	57,224
Exelon Corp.	14	508
FirstEnergy Corp.	2,183	84,657
Hawaiian Electric Industries Inc.	1,179	42,515
Idacorp Inc.	241	21,056
NRG Energy Inc.	1,065	34,676
PG&E Corp.(b)	300	2,661

		247,132

Electrical Components & Equipment — 1.9%
GrafTech International Ltd.	8,717	69,562
nVent Electric PLC	2,392	44,802

		114,364

Electronic Equipment & Instruments — 0.3%
National Instruments Corp.	540	20,903

Electronic Manufacturing Services — 0.3%
Jabil Inc.	649	20,820

Environmental & Facilities Services — 0.3%
Waste Management Inc.	189	20,017

Fertilizers & Agricultural Chemicals — 0.1%
CF Industries Holdings Inc.	217	6,106

Food Distributors — 0.0%
U.S. Foods Holding Corp.(b)	59	1,163

Food Retail — 1.6%
Grocery Outlet Holding Corp.(b)	571	23,297
Kroger Co. (The)	940	31,819
Sprouts Farmers Market Inc.(b)	1,578	40,381

		95,497

Gas Utilities — 0.3%
National Fuel Gas Co.	457	19,162

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

General Merchandise Stores — 1.0%
Target Corp.	485	$58,166

Health Care Facilities — 0.4%
HCA Healthcare Inc.	258	25,042

Health Care Services — 0.6%
CVS Health Corp.	504	32,745
DaVita Inc.(b)	72	5,698

		38,443

Health Care Technology — 0.0%
Change Healthcare Inc.(b)	124	1,389

Home Improvement Retail — 1.2%
Home Depot Inc. (The)	294	73,650

Homefurnishing Retail — 0.5%
Williams-Sonoma Inc.	347	28,457

Hotels, Resorts & Cruise Lines — 0.5%
Wyndham Destinations Inc.	1,118	31,505

Household Products — 5.3%
Clorox Co. (The)	14	3,071
Colgate-Palmolive Co.	1,051	76,997
Kimberly-Clark Corp.	572	80,852
Procter & Gamble Co. (The)	1,323	158,191

		319,111

Housewares & Specialties — 0.2%
Newell Brands Inc.	854	13,562

Human Resource & Employment Services — 0.3%
ManpowerGroup Inc.	290	19,938

Hypermarkets & Super Centers — 2.0%
Walmart Inc.	1,022	122,415

Independent Power Producers & Energy Traders — 1.1%
Vistra Energy Corp.	3,569	66,455

Industrial Machinery — 0.2%
Crane Co.	21	1,248
Dover Corp.	80	7,725

		8,973

Integrated Oil & Gas — 1.2%
Chevron Corp.	700	62,461
Exxon Mobil Corp.	166	7,424

		69,885

Integrated Telecommunication Services — 3.6%
AT&T Inc.	580	17,533
Verizon Communications Inc.	3,690	203,430

		220,963

Interactive Home Entertainment — 0.9%
Activision Blizzard Inc.	216	16,394
Electronic Arts Inc.(b)	9	1,189
Take-Two Interactive Software Inc.(b)	270	37,684

		55,267

Internet & Direct Marketing Retail — 0.4%
Expedia Group Inc.	323	26,551

Internet Services & Infrastructure — 1.5%
Akamai Technologies Inc.(b)	73	7,817

Security	Shares	Value

Internet Services & Infrastructure (continued)
VeriSign Inc.(b)	389	$80,457

		88,274

Investment Banking & Brokerage — 5.4%
Evercore Inc., Class A	2,464	145,179
Goldman Sachs Group Inc. (The)	2	395
Lazard Ltd., Class A	3,031	86,778
Morgan Stanley	1,964	94,861

		327,213

IT Consulting & Other Services — 0.0%
Leidos Holdings Inc.	15	1,405

Leisure Facilities — 0.0%
Six Flags Entertainment Corp.	96	1,844

Life & Health Insurance — 3.6%
Aflac Inc.	573	20,645
Athene Holding Ltd., Class A(b)	744	23,205
Brighthouse Financial Inc.(b)	1,410	39,226
MetLife Inc.	605	22,095
Primerica Inc.	205	23,903
Principal Financial Group Inc.	954	39,629
Prudential Financial Inc.	342	20,828
Unum Group	1,807	29,978

		219,509

Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc.	143	12,637

Metal & Glass Containers — 0.2%
Silgan Holdings Inc.	318	10,300

Multi-line Insurance — 1.7%
American Financial Group Inc./OH	1,078	68,410
American National Insurance Co.	153	11,027
Assurant Inc.	50	5,164
Hartford Financial Services Group Inc. (The)	547	21,087

		105,688

Multi-Sector Holdings — 0.6%
Jefferies Financial Group Inc.	2,449	38,082

Multi-Utilities — 1.1%
Ameren Corp.	486	34,195
Consolidated Edison Inc.	340	24,456
DTE Energy Co.	62	6,665

		65,316

Office REITs — 1.3%
Equity Commonwealth	2,461	79,244

Oil & Gas Exploration & Production — 3.0%
Cabot Oil & Gas Corp.	925	15,892
ConocoPhillips	2,073	87,108
Devon Energy Corp.	4,339	49,204
Marathon Oil Corp.	5,028	30,771

		182,975

Oil & Gas Refining & Marketing — 0.6%
HollyFrontier Corp.	245	7,154
Phillips 66	326	23,440
Valero Energy Corp.	110	6,470

		37,064

Other Diversified Financial Services — 0.9%
Equitable Holdings Inc.	549	10,590

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Other Diversified Financial Services (continued)
Voya Financial Inc.	991	$46,230

		56,820

Packaged Foods & Meats — 1.9%
Campbell Soup Co.	419	20,795
Conagra Brands Inc.	302	10,621
Flowers Foods Inc.	1,294	28,934
Hershey Co. (The)	127	16,462
Mondelez International Inc., Class A	762	38,961

		115,773

Paper Packaging — 1.2%
Avery Dennison Corp.	506	57,729
Sealed Air Corp.	389	12,779

		70,508

Personal Products — 0.9%
Herbalife Nutrition Ltd.(b)	762	34,275
Nu Skin Enterprises Inc., Class A	490	18,732

		53,007

Pharmaceuticals — 8.4%
Bristol-Myers Squibb Co.	1,594	93,727
Johnson & Johnson	1,656	232,883
Merck & Co. Inc.	1,445	111,742
Pfizer Inc.	2,163	70,730

		509,082

Property & Casualty Insurance — 4.4%
Allstate Corp. (The)	526	51,017
Assured Guaranty Ltd.	625	15,256
CNA Financial Corp.	258	8,295
Erie Indemnity Co., Class A, NVS	18	3,454
Hanover Insurance Group Inc. (The)	140	14,186
Loews Corp.	1,078	36,965
Mercury General Corp.	853	34,760
Travelers Companies Inc. (The)	447	50,980
White Mountains Insurance Group Ltd.	61	54,166

		269,079

Publishing — 0.2%
News Corp., Class A, NVS	89	1,056
News Corp., Class B	993	11,866

		12,922

Regional Banks — 1.6%
Citizens Financial Group Inc.	683	17,239
Comerica Inc.	78	2,972
Popular Inc.	1,240	46,091
Regions Financial Corp.	2,721	30,257

		96,559

Restaurants — 2.6%
Dunkin’ Brands Group Inc.	207	13,503
McDonald’s Corp.	360	66,409
Yum China Holdings Inc.	196	9,422
Yum! Brands Inc.	783	68,050

		157,384

Retail REITs — 0.1%
Brixmor Property Group Inc.	434	5,564

Security & Alarm Services — 0.2%
ADT Inc.	1,393	11,116

Security	Shares	Value

Semiconductors — 2.4%
Intel Corp.	2,264	$135,455
Maxim Integrated Products Inc.	22	1,333
Qorvo Inc.(b)	81	8,953

		145,741

Soft Drinks — 0.2%
PepsiCo Inc.	90	11,903

Specialized Consumer Services — 0.5%
H&R Block Inc.	2,214	31,616

Specialty Chemicals — 0.1%
Axalta Coating Systems Ltd.(b)	390	8,795

Steel — 0.4%
Reliance Steel & Aluminum Co.	250	23,733

Technology Distributors — 0.0%
Avnet Inc.	15	418

Technology Hardware, Storage & Peripherals — 2.5%
Hewlett Packard Enterprise Co.	7,320	71,224
HP Inc.	2,416	42,111
Xerox Holdings Corp.(b)	2,542	38,867

		152,202

Tobacco — 2.0%
Altria Group Inc.	794	31,164
Philip Morris International Inc.	1,313	91,989

		123,153

Trucking — 0.3%
Landstar System Inc.	136	15,274

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	1,337	26,580

Total Common Stocks — 99.8% (Cost: $6,108,420)		6,070,928

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.52%(c)(d)(e)	15,465	15,485

Total Short -Term Investments — 0.3% (Cost: $15,485)		15,485

Total Investments in Securities — 100.1% (Cost: $6,123,905)		6,086,413

Other Assets, Less Liabilities — (0.1)%		(4,835)

Net Assets — 100.0%		$6,081,578

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Value Style ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	92,176	(76,711)	15,465	$15,485	$118	(b)	$198		$(32)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,000	(3,000)	—	—	2		—		—

				$15,485	$120		$198		$(32)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,070,928	$—	$—	$6,070,928
Money Market Funds	15,485	—	—	15,485

	$6,086,413	$—	$—	$6,086,413

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4